TYCO INTERNATIONAL FINANCE S.A. (Notes)	12 Months Ended
Sep. 30, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Statements [Text Block]
TYCO INTERNATIONAL FINANCE S.A.

Tyco International Finance S.A. ("TIFSA"), a 100% owned subsidiary of the Company, has public debt securities outstanding which are fully and unconditionally guaranteed by Johnson Controls and by Tyco Fire & Security Finance S.C.A. ("TIFSCA"), a wholly owned subsidiary of the Company and parent company TIFSA. The following tables present condensed consolidating financial information for Johnson Controls, TIFSCA, TIFSA and all other subsidiaries. Condensed financial information for the Company, TIFSCA and TIFSA on a stand-alone basis is presented using the equity method of accounting for subsidiaries.

The TIFSA public debt securities were assumed as part of the Tyco acquisition. Therefore, no consolidating financial information for the years ended September 30, 2015 and September 30, 2014 is presented related to the guarantee of the TIFSA public debt securities. Additional information regarding TIFSA and TIFSCA for the fiscal year ended September 25, 2015 and the period ended June 24, 2016 can be found in Tyco's Annual Report on Form 10-K filed with the SEC on November 13, 2015 (as recast in part in Tyco's Current Report on Form 8-K filed with the SEC on March 11, 2016) and Tyco's Quarterly report on Form 10-Q filed with the SEC on July 29, 2016, respectively.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Year Ended September 30, 2016
($ in millions)

	Johnson Controls International plc	Tyco Fire & Security Finance SCA	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total

Net sales	$—	$—	$—	$20,837	$—	$20,837
Cost of sales	—	—	—	15,183	—	15,183

Gross profit	—	—	—	5,654	—	5,654

Selling, general and administrative expenses	(2)	(2)	(1)	(4,185)	—	(4,190)
Restructuring and impairment costs	—	—	—	(288)	—	(288)
Net financing charges	—	—	(6)	(283)	—	(289)
Equity income (loss)	(894)	(1,527)	(313)	174	2,734	174
Intercompany interest and fees	28	—	7	(35)	—	—

Income (loss) from continuing operations before income taxes	(868)	(1,529)	(313)	1,037	2,734	1,061

Income tax provision	—	—	—	197	—	197

Income (loss) from continuing operations	(868)	(1,529)	(313)	840	2,734	864

Loss from discontinued operations, net of tax	—	—	—	(1,516)	—	(1,516)

Net income (loss)	(868)	(1,529)	(313)	(676)	2,734	(652)

Income from continuing operations attributable to noncontrolling interests	—	—	—	132	—	132
Income from discontinued operations attributable to noncontrolling interests	—	—	—	84	—	84

Net income (loss) attributable to Johnson Controls	$(868)	$(1,529)	$(313)	$(892)	$2,734	$(868)

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME
For the Year Ended September 30, 2016

(in millions)	Johnson Controls International plc	Tyco Fire & Security Finance SCA	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total

Net Income (loss)	$(868)	$(1,529)	$(313)	$(676)	$2,734	$(652)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(105)	—	—	(94)	105	(94)
Realized and unrealized gains on derivatives	11	—	—	9	(11)	9
Realized and unrealized losses on marketable common stock	(1)	—	—	(1)	1	(1)
Pension and postretirement plans	(1)	—	—	(1)	1	(1)

Other comprehensive loss	(96)	—	—	(87)	96	(87)

Total comprehensive loss	(964)	(1,529)	(313)	(763)	2,830	(739)

Comprehensive income attributable to noncontrolling interests	—	—	—	225	—	225

Comprehensive loss attributable to Johnson Controls	$(964)	$(1,529)	$(313)	$(988)	$2,830	$(964)

CONDENSED CONSOLIDATING STATEMENT OF FINANCIAL POSITION
For the Year Ended September 30, 2016

(in millions)	Johnson Controls International plc	Tyco Fire & Security Finance SCA	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total

Assets
Cash and cash equivalents	$11	$—	$244	$324	$—	$579
Accounts receivable, net	—	—	—	6,394	—	6,394
Inventories	—	—	—	2,888	—	2,888
Intercompany receivables	16	—	2	6,188	(6,206)	—
Assets held for sale	—	—	—	5,812	—	5,812
Other current assets	6	—	1	1,429	—	1,436
Current assets	$33	$—	$247	$23,035	$(6,206)	$17,109

Property, plant and equipment - net	—	—	—	5,632	—	5,632
Goodwill	—	—	274	20,750	—	21,024
Other intangible assets - net	—	—	—	7,540	—	7,540
Investments in partially-owned affiliates	—	—	—	990	—	990
Investments in affiliates	12,460	31,405	27,906	—	(71,771)	—
Intercompany loans receivable	18,680	—	13,336	15,631	(47,647)	—
Noncurrent assets held for sale	—	—	—	7,374	—	7,374
Other noncurrent assets	—	—	—	3,510	—	3,510
Total assets	$31,173	$31,405	$41,763	$84,462	$(125,624)	$63,179

Liabilities and Equity
Short-term debt	$—	$—	$—	$1,078	$—	$1,078
Current portion of long-term debt	—	—	—	628	—	628
Accounts payable	1	—	—	3,999	—	4,000
Accrued compensation and benefits	—	—	—	1,333	—	1,333
Liabilities held for sale	—	—	—	4,276	—	4,276
Intercompany payables	3,873	—	2,315	18	(6,206)	—
Other current liabilities	3	2	32	4,979	—	5,016
Current liabilities	3,877	2	2,347	16,311	(6,206)	16,331

Long-term debt	—	—	2,413	8,640	—	11,053
Pension and postretirement benefits	—	—	—	1,550	—	1,550
Intercompany loans payable	3,178	18,680	12,453	13,336	(47,647)	—
Noncurrent liabilities held for sale	—	—	—	3,888	—	3,888
Other noncurrent liabilities	—	—	22	5,011	—	5,033
Long-term liabilities	3,178	18,680	14,888	32,425	(47,647)	21,524

Redeemable noncontrolling interest	—	—	—	234	—	234
Ordinary shares	9	—	—	—	—	9
Ordinary shares held in treasury	(20)	—	—	—	—	(20)
Other shareholders' equity	24,129	12,723	24,528	34,520	(71,771)	24,129
Shareholders’ equity attributable to Johnson Controls	24,118	12,723	24,528	34,520	(71,771)	24,118
Nonredeemable noncontrolling interest	—	—	—	972	—	972
Total equity	24,118	12,723	24,528	35,492	(71,771)	25,090
Total liabilities, redeemable noncontrolling interest and equity	$31,173	$31,405	$41,763	$84,462	$(125,624)	$63,179

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended September 30, 2016

(in millions)	Johnson Controls International plc	Tyco Fire & Security Finance SCA	Tyco International Finance S.A.	Other Subsidiaries	Consolidating Adjustments	Total

Operating Activities
Net cash provided by operating activities	$11	$—	$639	$1,245	$—	$1,895

Investing Activities
Capital expenditures	—	—	—	(1,249)	—	(1,249)
Sale of property, plant and equipment	—	—	—	32	—	32
Acquisition of business, net of cash acquired	—	—	—	353	—	353
Business divestitures	—	—	—	32	—	32
Changes in long-term investments	—	—	57	(105)	—	(48)
Net change in intercompany loans	—	—	10	—	(10)	—
Other	—	—	—	(7)	—	(7)
Net cash provided (used) by investing activities	—	—	67	(944)	(10)	(887)

Financing Activities
Increase (decrease) in short-term debt - net	—	—	(462)	1,018	—	556
Increase in long-term debt	—	—	—	1,501	—	1,501
Repayment of long-term debt	—	—	—	(1,299)	—	(1,299)
Debt financing costs	—	—	—	(45)	—	(45)
Stock repurchases	—	—	—	(501)	—	(501)
Payment of cash dividends	—	—	—	(915)	—	(915)
Proceeds from the exercise of stock options	3	—	—	67	—	70
Net intercompany loan borrowings (repayments)	—	—	—	(10)	10	—
Cash paid to acquire a noncontrolling interest	—	—	—	(2)	—	(2)
Dividends paid to noncontrolling interests	—	—	—	(306)	—	(306)
Other	(3)	—	—	11	—	8
Net cash provided (used) in financing activities	—	—	(462)	(481)	10	(933)
Effect of currency translation on cash	—	—	—	12	—	12
Changes in cash held for sale	—	—	—	(61)	—	(61)
Increase (decrease) in cash and cash equivalents	11	—	244	(229)	—	26
Cash and cash equivalents at beginning of period	—	—	—	553	—	553
Cash and cash equivalents at end of period	$11	$—	$244	$324	$—	$579